Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Inventories Abstract
Finished goods	R$ 7,164	R$ 8,558
Semi-finished goods	505	663
Raw materials, production inputs and packaging	2,480	2,748
Maintenance materials	934	870
Advances to suppliers	157	124
Imports in transit	1,292	1,067
Total	R$ 12,532	R$ 14,030